Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	(in thousands)
December 31,	2018	2017

Land and improvements	$654,786	$639,878
Buildings and improvements	1,283,182	1,249,350
Machinery and equipment	11,101,840	10,937,416
Proved oil and gas properties	557,383	556,507
Leasehold interest in unproved oil and gas properties	165,000	165,000
Construction in process and equipment deposits	762,884	241,820

	14,525,075	13,789,971
Less accumulated depreciation	(9,190,327)	(8,696,824)

	$5,334,748	$5,093,147